Income taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income taxes

7. Income taxes

	2021	2020	2019
	€	€	€
Current income tax expense	(131,921)	(16,088)	—
Deferred tax benefit	61,804	99,339	—
Income tax benefit / (expense)	(70,117)	83,251	—

The tax benefit over the year ended December 31, 2020 relates to a temporary difference in the Company’s US subsidiary for which a deferred tax asset is recognized, partly offset by the current tax charges relating to the Company’s US subsidiary as the result of a cost-plus agreement between the US entity and the Group’s principal entity resulting in a taxable profit in the United States of America.

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expenses) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2021	2020	2019
	€	€	€
Loss before income tax	(42,660,662)	(26,068,955)	(8,027,162)
Income tax benefit at statutory income tax rate of 25%	(10,665,166)	(6,517,239)	(2,006,791)
Recognition of previously unrecognized deferred tax assets	—	(1,629,392)	—
Impact of rate differences on opening deferred tax balance	—	—	1,421,141
Non-deductible expenses for tax purposes (inc. share based payments)	353,543	74,579	4,050
Transactions costs	—	—	(209,045)
Current year losses for which no deferred tax asset has been recognised	2,910,890	3,132,076	789,520
Differences in overseas tax rates	7,482,832	4,855,980	—
Other	(11,982)	745	1,125
Income tax expense (benefit)	70,117	(83,251)	—

The effective tax rate is (0.2%) (2020: 0.3% / 2019: 0%).

Pharvaris N.V. is the head of the fiscal unity including Pharvaris Netherlands B.V. and Pharvaris Holdings B.V.

The Group has tax loss carry-forwards of approximately €95.7 million (2020: €43.3 million), that are available for offsetting against future taxable profits of the companies in which the losses arose. A new Dutch tax law entered into force on 1 January 2022. Under the new tax law, profits in a given year can be offset against tax loss carry forwards for an unlimited period of time. However, the amount of the offset will be limited to 50% of taxable income (in excess of €1 million). Under Swiss law, losses can be offset against future income or capital gains for seven years.

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2027	31.3	—	31.3
2028	57.5	—	57.5
Unlimited	—	6.9	6.9
Total carry-forward losses	88.8	6.9	95.7

Deferred taxes

Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses and deductible temporary differences can be utilized.

Deferred tax assets relating to losses carried forward have not been recognized, and deferred tax assets on deductible temporary differences in excess of deferred tax liabilities on taxable temporary differences have not been recognized in the consolidated statement of profit and loss and other comprehensive income.

As a result thereof Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses can be utilized.

Movements in deferred tax balances

	R&D	Fixed	Non current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2021	1,964,583	—	99,339	2,063,922
(Charged)/credited
- Profit or loss	(54,667)	—	125,557	70,890
- Currency translation differences	—	—	13,612	13,612
At December 31, 2021	1,909,916		238,508	2,148,424
Deferred tax liability
At January 1, 2021	—	—	(1,964,583)	(1,964,583)
(Charged)/credited
- Profit or loss	—	(63,753)	54,667	(9,086)
- Currency translation differences	—	(2,703)	—	(2,703)
At December 31, 2021	—	(66,456)	(1,909,916)	(1,976,372)
Net deferred tax assets at December 31, 2021				172,052

The total unrecognized deferred tax assets from temporary differences amounts to €23.8 million (2020: €0.9 million).